Credit Risk Concentrations - Schedule of diversification of the Account's portfolio by region and property type (Details)	12 Months Ended
Dec. 31, 2017
Concentration Risk [Line Items]
Diversification by fair value	100.00%
Office
Concentration Risk [Line Items]
Diversification by fair value	41.90%
Apartment
Concentration Risk [Line Items]
Diversification by fair value	20.90%
Retail
Concentration Risk [Line Items]
Diversification by fair value	19.40%
Industrial
Concentration Risk [Line Items]
Diversification by fair value	14.40%
Other
Concentration Risk [Line Items]
Diversification by fair value	3.40%
West
Concentration Risk [Line Items]
Diversification by fair value	40.70%
West | Office
Concentration Risk [Line Items]
Diversification by fair value	16.10%
West | Apartment
Concentration Risk [Line Items]
Diversification by fair value	8.40%
West | Retail
Concentration Risk [Line Items]
Diversification by fair value	8.10%
West | Industrial
Concentration Risk [Line Items]
Diversification by fair value	7.50%
West | Other
Concentration Risk [Line Items]
Diversification by fair value	0.60%
East
Concentration Risk [Line Items]
Diversification by fair value	35.80%
East | Office
Concentration Risk [Line Items]
Diversification by fair value	20.20%
East | Apartment
Concentration Risk [Line Items]
Diversification by fair value	8.00%
East | Retail
Concentration Risk [Line Items]
Diversification by fair value	3.00%
East | Industrial
Concentration Risk [Line Items]
Diversification by fair value	2.00%
East | Other
Concentration Risk [Line Items]
Diversification by fair value	2.60%
South
Concentration Risk [Line Items]
Diversification by fair value	21.00%
South | Office
Concentration Risk [Line Items]
Diversification by fair value	5.60%
South | Apartment
Concentration Risk [Line Items]
Diversification by fair value	3.60%
South | Retail
Concentration Risk [Line Items]
Diversification by fair value	7.60%
South | Industrial
Concentration Risk [Line Items]
Diversification by fair value	4.10%
South | Other
Concentration Risk [Line Items]
Diversification by fair value	0.10%
Midwest
Concentration Risk [Line Items]
Diversification by fair value	2.50%
Midwest | Office
Concentration Risk [Line Items]
Diversification by fair value	0.00%
Midwest | Apartment
Concentration Risk [Line Items]
Diversification by fair value	0.90%
Midwest | Retail
Concentration Risk [Line Items]
Diversification by fair value	0.70%
Midwest | Industrial
Concentration Risk [Line Items]
Diversification by fair value	0.80%
Midwest | Other
Concentration Risk [Line Items]
Diversification by fair value	0.10%